Accrued Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Accrued Liabilities
Accrued compensation and benefits	$ 43,075	$ 35,536
Accrued contingent acquisition consideration	35,146	30,949
Accrued professional fees	1,577	1,619
Other accrued liabilities	12,026	12,205
Total	$ 91,824	$ 80,309